                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                    Oppenheimer Main Street Opportunity Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                        Shares          Value
                                                      ----------   --------------
COMMON STOCKS--99.4%
CONSUMER DISCRETIONARY--14.4%
AUTOMOBILES--2.5%
Ford Motor Co.(1)                                      3,473,140   $   45,220,283
DIVERSIFIED CONSUMER SERVICES--0.7%
Capella Education Co.(1)                                 131,620       11,927,404
HOTELS, RESTAURANTS & LEISURE--5.1%
Bally Technologies, Inc.(1)                              269,980       12,451,478
Hyatt Hotels Corp., Cl. A(1)                             823,340       33,896,908
McDonald's Corp.                                         660,172       46,601,541
                                                                   --------------
                                                                       92,949,927
                                                                   --------------
MEDIA--3.3%
McGraw-Hill Cos., Inc. (The)                           1,019,309       34,371,099
Time Warner Cable, Inc.                                  220,061       12,378,431
Washington Post Co. (The), Cl. B                          28,023       14,212,145
                                                                   --------------
                                                                       60,961,675
                                                                   --------------
SPECIALTY RETAIL--2.8%
AutoZone, Inc.(1)                                        137,240       25,390,772
Best Buy Co., Inc.                                       579,253       26,413,937
                                                                   --------------
                                                                       51,804,709
                                                                   --------------
CONSUMER STAPLES--7.4%
FOOD PRODUCTS--2.8%
General Mills, Inc.                                      434,190       30,905,644
Mead Johnson Nutrition Co., Cl. A                        410,404       21,180,950
                                                                   --------------
                                                                       52,086,594
                                                                   --------------
HOUSEHOLD PRODUCTS--0.8%
Colgate-Palmolive Co.                                    172,324       14,492,448
                                                                   --------------
TOBACCO--3.8%
Philip Morris International, Inc.                      1,417,954       69,593,182
                                                                   --------------
ENERGY--10.0%
OIL, GAS & CONSUMABLE FUELS--10.0%
Chevron Corp.                                            687,611       55,999,040
Enbridge Energy Management LLC(1)                              1               32
Enterprise Products Partners LP                          578,814       20,524,744
MarkWest Energy Partners LP                              410,013       12,607,900
Noble Energy, Inc.                                       256,720       19,613,408
Occidental Petroleum Corp.                               653,600       57,948,176
Plains All American Pipeline LP                          269,317       15,617,693
                                                                   --------------
                                                                      182,310,993
                                                                   --------------
FINANCIALS--14.4%
CAPITAL MARKETS--2.9%
Goldman Sachs Group, Inc. (The)                           85,600       12,429,120
Knight Capital Group, Inc., Cl. A(1)                     890,729       13,850,836
State Street Corp.                                       632,718       27,523,233
                                                                   --------------
                                                                       53,803,189
                                                                   --------------
COMMERCIAL BANKS--2.2%
Wells Fargo & Co.                                      1,228,200       40,665,702


                  1 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                        Shares          Value
                                                      ----------   --------------
DIVERSIFIED FINANCIAL SERVICES--5.5%
CIT Group, Inc.(1)                                     1,131,964   $   45,957,738
Citigroup, Inc.(1)                                     5,513,520       24,094,082
MSCI, Inc., Cl. A(1)                                     879,400       30,471,210
                                                                   --------------
                                                                      100,523,030
                                                                   --------------
INSURANCE--2.3%
AFLAC, Inc.                                               91,200        4,647,552
Chubb Corp.                                              125,530        6,636,771
Lincoln National Corp.                                   883,383       27,022,686
Progressive Corp.                                        138,600        2,784,474
                                                                   --------------
                                                                       41,091,483
                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS--0.4%
Hatteras Financial Corp.                                 286,140        7,631,354
                                                                   --------------
THRIFTS & MORTGAGE FINANCE--1.1%
First Niagara Financial Group, Inc.                    1,449,760       20,151,664
                                                                   --------------
HEALTH CARE--11.8%
BIOTECHNOLOGY--2.3%
Celgene Corp.(1)                                         360,248       22,317,364
Human Genome Sciences, Inc.(1)                           326,100        9,029,709
Savient Pharmaceuticals, Inc.(1)                         692,160       10,036,320
                                                                   --------------
                                                                       41,383,393
                                                                   --------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Medtronic, Inc.                                          550,400       24,046,976
                                                                   --------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Medco Health Solutions, Inc.(1)                          450,565       26,547,290
WellPoint, Inc.(1)                                       422,780       22,745,564
                                                                   --------------
                                                                       49,292,854
                                                                   --------------
PHARMACEUTICALS--5.5%
Abbott Laboratories                                      851,171       43,545,908
Merck & Co., Inc.                                      1,032,711       36,186,193
Teva Pharmaceutical Industries Ltd., Sponsored ADR       350,900       20,608,357
                                                                   --------------
                                                                      100,340,458
                                                                   --------------
INDUSTRIALS--13.5%
AEROSPACE & DEFENSE--2.5%
Precision Castparts Corp.                                353,800       45,406,692
                                                                   --------------
AIR FREIGHT & LOGISTICS--2.4%
United Parcel Service, Inc., Cl. B                       628,240       43,436,514
                                                                   --------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Republic Services, Inc.                                1,249,858       38,783,094
                                                                   --------------
CONSTRUCTION & ENGINEERING--2.1%
Aecom Technology Corp.(1)                                696,750       20,951,273
KBR, Inc.                                                790,130       17,446,070
                                                                   --------------
                                                                       38,397,343
                                                                   --------------
INDUSTRIAL CONGLOMERATES--2.1%
Tyco International Ltd.                                  960,075       37,241,309
                                                                   --------------
PROFESSIONAL SERVICES--2.3%
Robert Half International, Inc.                          450,600       12,337,428


                  2 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                        Shares          Value
                                                      ----------   --------------
PROFESSIONAL SERVICES CONTINUED
Verisk Analytics, Inc., Cl. A(1)                       1,081,000   $   30,289,620
                                                                   --------------
                                                                       42,627,048
                                                                   --------------
INFORMATION TECHNOLOGY--20.4%
COMMUNICATIONS EQUIPMENT--2.9%
Blue Coat Systems, Inc.(1)                               464,440       15,108,233
QUALCOMM, Inc.                                           963,282       37,317,545
                                                                   --------------
                                                                       52,425,778
                                                                   --------------
COMPUTERS & PERIPHERALS--4.3%
Apple, Inc.(1)                                           298,156       77,854,495
                                                                   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Dolby Laboratories, Inc., Cl. A(1)                       502,304       34,518,331
                                                                   --------------
INTERNET SOFTWARE & SERVICES--4.3%
eBay, Inc.(1)                                          2,061,120       49,075,267
Google, Inc., Cl. A(1)                                    55,883       29,363,164
                                                                   --------------
                                                                       78,438,431
                                                                   --------------
IT SERVICES--1.0%
NeuStar, Inc., Cl. A(1)                                  345,580        8,456,343
Western Union Co.                                        593,869       10,838,109
                                                                   --------------
                                                                       19,294,452
                                                                   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Xilinx, Inc.                                             539,540       13,909,341
                                                                   --------------
SOFTWARE--5.2%
Adobe Systems, Inc.(1)                                   591,968       19,884,205
Blackboard, Inc.(1)                                      340,360       14,482,318
Check Point Software Technologies Ltd.(1)                754,206       26,864,818
FactSet Research Systems, Inc.                           205,283       15,441,387
Sybase, Inc.(1)                                          433,220       18,793,084
                                                                   --------------
                                                                       95,465,812
                                                                   --------------
MATERIALS--2.0%
CHEMICALS--1.1%
Praxair, Inc.                                            248,723       20,835,526
                                                                   --------------
METALS & MINING--0.9%
Compass Minerals International, Inc.                     219,680       16,544,101
                                                                   --------------
TELECOMMUNICATION SERVICES--2.3%
WIRELESS TELECOMMUNICATION SERVICES--2.3%
America Movil SAB de CV, ADR, Series L                   816,256       42,020,859
                                                                   --------------
UTILITIES--3.2%
ENERGY TRADERS--2.6%
AES Corp. (The)(1)                                     4,148,022       47,868,174
                                                                   --------------
MULTI-UTILITIES--0.6%
Public Service Enterprise Group, Inc.                    334,346       10,742,538
                                                                   --------------
Total Common Stocks (Cost $1,486,158,918)                           1,816,087,156
                                                                   --------------
INVESTMENT COMPANY--0.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.18% (2,3) (Cost $2,764,244)                          2,764,244        2,764,244


                  3 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                                        Value
                                                                   --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,488,923,162)           99.6%  $1,818,851,400
Other Assets Net of Liabilities                              0.4        7,695,966
                                                      ----------   --------------
Net Assets                                                 100.0%  $1,826,547,366
                                                      ==========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES                                 SHARES
                                          JULY 31,      GROSS         GROSS      APRIL 30,
                                            2009      ADDITIONS     REDUCTIONS     2010
                                         ---------   -----------   -----------   ---------
OFI Liquid Assets Fund, LLC                     --         3,050         3,050          --
Oppenheimer Institutional Money Market
   Fund, Cl. E                           4,594,831   214,340,635   216,171,222   2,764,244

                                            VALUE     INCOME
                                         ----------   ------
OFI Liquid Assets Fund, LLC              $       --   $1,433(a)
Oppenheimer Institutional Money Market
   Fund, Cl. E                            2,764,244    8,142
                                         ----------   ------
                                         $2,764,244   $9,575
                                         ==========   ======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(3.) Rate shown is the 7-day yield as of April 30, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts of April 30, 2010 based on valuation input level:

                                                  LEVEL 2--
                                   LEVEL 1--        OTHER        LEVEL 3--
                                  UNADJUSTED     SIGNIFICANT    SIGNIFICANT
                                    QUOTED        OBSERVABLE   UNOBSERVABLE
                                    PRICES          INPUTS        INPUTS           VALUE
                                --------------   -----------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  262,863,998       $--            $--       $  262,863,998
   Consumer Staples                136,172,224        --             --          136,172,224
   Energy                          182,310,993        --             --          182,310,993
   Financials                      263,866,422        --             --          263,866,422
   Health Care                     215,063,681        --             --          215,063,681
   Industrials                     245,892,000        --             --          245,892,000
   Information Technology          371,906,640        --             --          371,906,640
   Materials                        37,379,627        --             --           37,379,627
   Telecommunication Services       42,020,859        --             --           42,020,859


                  4 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Utilities                        58,610,712        --             --           58,610,712
Investment Company                   2,764,244        --             --            2,764,244
                                --------------       ---            ---       --------------
Total Assets                    $1,818,851,400       $--            $--       $1,818,851,400
                                --------------       ---            ---       --------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair


                  5 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of April 30, 2010, there were no restrictions on the Fund's ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                  6 | Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

Federal tax cost of securities   $ 1,495,408,219
                                 ===============
Gross unrealized appreciation    $   333,446,734
Gross unrealized depreciation        (10,003,553)
                                 ---------------
Net unrealized appreciation      $   323,443,181
                                 ===============


                  7 | Oppenheimer Main Street Opportunity Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/07/2010